UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    228 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     William Hutchens
Title:    President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     William Hutchens       New London, NH       November 11, 2003

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   111

Form 13F Information Table Value Total:    $181,840


ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5

ITEM 6

ITEM 7

ITEM 8

NAME OF ISSUER
TITLE OF CLASS
CUSIP #
FAIR MKT VAL
SHARE
(A) SOLE
(B) SHARED
(C) SHARED
Managers

VOTING AUTHORITY SHARES







AS DEF IN
OTHER
See Instr V
(A)SOLE
(B)SHARED
(C)NONE






INST. 5

















Abbott Labs
Common
002824100
1457.423
34252
x



1600

32652
Allstate Corp.
Common
020002101
3078.2
84265
x



33800

50465
AllTel Corp
Common
020039103
1431.906
30900
x



21700

9200
American Int'l Group
Common
026874107
3249.145
56311
x



23350

32961
American Power Conv.
Common
029066107
454.557
26275
x



9600

16675
Amgen, Inc
Common
031162100
981.027
15205
x



750

14455
Anheuser-Busch
Common
035229103
899.912
18239
x



750

17489
AOL Time Warner Inc.
Common

1743.392
115380
x



53500

61880
AON Corp.
Common
037389103
674.497
32350
x



24300

8050
Apache Corporation
Common
037411105
3369.231
48590
x



17799

30791
Aptargroup Inc.
Common
038336103
446.701
12175
x



4600

7575
Avanex Corp.
Common
05348W109
78.206
16125
x





16125
BankAmerica Corp.
Common
060505104
3366.646
43140
x



18050

25090
Barnes & Noble, Inc.
Common
067774109
336.682
13250
x



4900

8350
Bear Stearns Cos.
Common
073902108
4572.898
61135
x



29350

31785
Becton Dickinson
Common
075887109
2606.058
72150
x



31400

40750
Bellsouth Corp
Common
079860102
1456.912
61525
x



46200

15325
Biogen, Inc.
Common
090597105
446.004
11700
x



4300

7400
Borg Warner Auto
Common
099724106
513.964
7575
x



3100

4475
Broadcom Corp
Common
111320107
474.121
17784
x



5135

12649
Cadence Design Sys., Inc.
Common
127387108
1979.85
147750
x



62050

85700
Canadian National Railway Co.
Common
136375102
3279.861
63050
x



30925

32125
Cisco Systems,Inc.
Common
17275R102
3552.882
181362
x



50610

130752
Citigroup
Common
172967101
4960.453
108997
x



48350

60647
Clorox
Common
189054109
2565.509
55930
x



23300

32630
Comcast Corp
Common
20030N200
2726.435
91985
x



32700

59285
ConocoPhillips
Common
20825C104
1955.779
35722
x



13200

22522
Constellation Brands
Common
21036P108
503.847
16525
x



6300

10225
Corning Inc.
Common
219350105
311.896
33110
x



8450

24660
Coventry Health Care Inc.
Common
222862104
271.611
5150
x



1900

3250
Dell Inc.
Common
24702R101
1489.864
44580
x



1825

42755
Dentsply Int'l
Common
249030107
394.592
8800
x



3300

5500
Devon Energy Corp.
Common
25179M103
1582.319
32835
x



21700

11135
EMC Corp
Common
268648102
220.772
17480
x



4840

12640
Energen Corp.
Common
29265N108
509.233
14075
x



5600

8475
Engelhard Corp.
Common
292845104
2504.827
90525
x



31600

58925
Entergy Corp.
Common
29364G103
1682.711
31075
x



23350

7725
Everest Reinsurance Hld.
Common
G3223R108
3359.652
44700
x



19350

25350
Exelon Corp.
Common
30161N101
3739.324
58887
x



27750

31137
Exxon Mobil Corp.
Common
30231G102
4124.747
112698
x



57325

55373
Fidelity National Fin.
Common
316326107
640.669
21313
x



8150

13163
Fortune Brands
Common
349631101
1651.425
29100
x



13650

15450
Franklin Resources, Inc.
Common
354613101
350.806
7935
x



1950

5985
Freeport Mcmor Cop&Gld
Common
35671D857
3415.92
103200
x



40750

62450
General Dynamics Corp
Common
369550108
3173.529
40655
x



16875

23780
General Electric
Common
369604103
3405.405
114237
x



27000

87237
Golden West Financial Corp
Common
381317106
373.704
4175
x





4175
Greenpoint Financial
Common
395384100
1603.9
53714
x



33750

19964
Harman International
Common
413086109
449.951
4575
x



1700

2875
Hasbro, Inc.
Common
418056107
368.463
19725
x



7300

12425
Hewlett-Packard Co.
Common
428236103
836.294
43197
x



30700

12497
Home Depot
Common
437076102
1443.856
45333
x



19900

25433
Ingersoll-Rand Co
Common
G4776G101
3164.984
59225
x



23750

35475
Intel Corp.
Common
458140100
2610.85
94871
x



4700

90171
Int'l Business Machines
Common
459200101
2252.945
25506
x



5675

19831
IShares MSCI EAFE
Common
464287465
439.92
3760
x





3760
IShares S&P 600 Value
Common
464287879
991.872
11480
x





11480
J.P. Morgan Chase & Co.
Common
46625H100
4313.736
125655
x



50400

75255
JDS Uniphase Corp.
Common
46612J101
109.476
30410
x



6150

24260
Johnson & Johnson
Common
478160104
1207.793
24390
x



1200

23190
KLA-Tencor Corp.
Common
482480100
201.601
3907
x



925

2982
Lear Corp.
Common
521865105
4537.568
86200
x



35200

51000
Liz Claiborne Inc.
Common
539320101
2788.865
81905
x



22600

59305
Magna International Inc. Cl A
Common
559222401
2808.799
38930
x



16150

22780
McKesson HBOC Inc.
Common
58155Q103
3415.055
102585
x



42675

59910
Merck
Common
589331107
955.503
18876
x



800

18076
Metlife Inc Com
Common
59156R108
3726.723
132860
x



67000

65860
Mettler-Toledo Int'l.
Common

431.4
12000
x



4400

7600
MI Developments Inc. - Class A
Common
55304X104
441.424
19446
x



8075

11371
Microfinancial Inc.
Common
595072109
75.392
24800
x





24800
Morgan Stanley
Common
617446448
1845.322
36570
x



12950

23620
Mylan Labs
Common
628530107
286.474
7412
x



2750

4662
National City Corp.
Common
635405103
2639.616
89600
x



57050

32550
Network Appliance, Inc.
Common
64120L104
299.635
14595
x



5685

8910
Nortel Network
Common
656568102
185.525
45250
x



11550

33700
Nvidia Corp.
Common
67066G104
192.438
12050
x



10100

1950
Pepsico, Inc.
Common
713448108
2435.635
53145
x



22300

30845
Pfizer
Common
717081103
3406.722
112137
x



39000

73137
Popular, Inc.
Common
733174106
307.654
7730
x





7730
Procter & Gamble
Common
742718109
2943.229
31709
x



11100

20609
Progressive Corp-Ohio
Common
743315103
1562.577
22610
x



9500

13110
Public Svc Enterprise Gp
Common
744573106
2136.75
50875
x



33700

17175
QSound Labs, Inc.
Common
74728C307
16.625
12500
x





12500
Qualcomm, Inc.
Common
747525103
257.312
6175
x



1150

5025
Qwest Diagnostics Inc.
Common
74834L100
2079.952
34300
x



14200

20100
Safeco Corp.
Common
786429100
1690.26
47815
x



19500

28315
SBC Communications
Common
78387G103
2140.094
96184
x



50680

45504
Scientific Atlanta Inc.
Common
808655104
2736.06
87835
x



34750

53085
Scotts Company
Common
810186106
2387.108
43640
x



30400

13240
SPX Corp.
Common
784635104
327.148
7225
x



2700

4525
SS&C Technologies, Inc.
Common
85227Q100
206.896
10350
x





10350
St. Paul Companies
Common
792860108
1046.283
28255
x



15250

13005
Sun Microsystems
Common
866810104
120.961
36544
x



7985

28559
Synopsys Inc.
Common
871607107
3115.728
100800
x



41700

59100
T. Rowe Price Group Inc.
Common
74144T108
224.976
5450
x



2000

3450
Teleflex, Inc.
Common
879369106
3130.652
72085
x



32000

40085
Toll Brothers Inc.
Common
889478103
643.383
21150
x



8200

12950
Torchmark Corp
Common
891027104
701.04
17250
x



6100

11150
Toro, Co.
Common
891092108
499.5
11100
x



4100

7000
United Technologies
Common
913017109
2761.214
35730
x



14975

20755
UnitedHealth Group Inc.
Common
91324P102
743.981
14785
x



800

13985
UTStarcom Inc
Common
918076100
641.565
20175
x



6605

13570
Verisign Inc.
Common
92343E102
2307.38
171425
x



68700

102725
Veritas Software Corp.
Common
923436109
895.956
28425
x



5550

22875
Washington Mutual Inc.
Common
939322103
3804.205
96627
x



40800

55827
Waters Corp.
Common
941848103
3141.832
114540
x



47950

66590
Webster Financial Corp.
Common
947890109
312.061
7825
x





7825
Wellpoint Health Ntwk.
Common
94973H108
834.468
10826
x



1500

9326
Western Digital Corp.
Common
958102105
491.753
38150
x



15200

22950
Whirlpool Corp.
Common
963320106
684.138
10095
x



4000

6095
zoltek Companies, Inc.
Common
98975W104
114.38
40850
x





40850